Related party transactions - Key management compensation (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Salaries and other short term employee benefits	£ 629	£ 140	£ 244	£ 374	£ 181
Payments to defined contribution pension schemes	8	7	14	39	24
Share-based payments	79	76	156	92
Key management compensation	£ 716	£ 223	£ 414	£ 505	£ 205